DEPOSITS (Tables)	12 Months Ended
Sep. 30, 2013
DEPOSITS [Abstract]
Schedule of Maturities of Time Deposits
September 30,
2014	$68,378
2015	17,736
2016	13,516
2017	19,343
2018	5,816
Total	$124,789